Derivative Warrants Liability (Details 1) - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share price (U.S. dollars)	[1]		$ 0.15
Series (2015) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share price (U.S. dollars)		$ 0.59	0.15
Exercise price (U.S. dollars)		$ 0.5	$ 0.5
Expected volatility		67.00%	100.00%
Risk-free interest rate		1.00%	1.00%
Dividend yield
Expected term (years)		4 months 13 days	1 year 4 months 13 days
Series (2016) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share price (U.S. dollars)		$ 0.59	$ 0.15
Exercise price (U.S. dollars)		$ 0.5	$ 0.5
Expected volatility		67.00%	100.00%
Risk-free interest rate		1.00%	1.00%
Dividend yield
Expected term (years)		9 months 7 days	2 years 2 months 30 days

[1]	The Common Stock price, per share for the year ended December 31, 2016 reflects the Company's management's estimation of the fair value per share of Common Stock. In reaching its estimation for December 31, 2016, management considered, among other things, the valuation of the issuance of the shares under the private placement (see Note 10-F above)